Pension and Other Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	$ 467	$ 351
Equity funds, Allocation by asset class, Actual	50.00%	50.00%
Equity funds, Allocation by asset class, Target	47.00%	47.00%
Fixed income funds, Allocation by asset class, Actual	35.00%	33.00%
Fixed income funds, Allocation by asset class, Target	35.00%	30.00%
Real estate funds, Allocation by asset class, Actual	6.00%	7.00%
Real estate funds, Allocation by asset class, Target	8.00%	8.00%
Total commingled trust funds, Allocation by asset class, Actual	91.00%	90.00%
Total commingled trust funds, Allocation by asset class, Target	90.00%	85.00%
Hedge funds, Allocation by asset class, Actual	5.00%	5.00%
Hedge funds, Allocation by asset class, Target	5.00%	5.00%
Private equity, Allocation by asset class, Actual	3.00%	4.00%
Private equity, Allocation by asset class, Target	5.00%	5.00%
Cash and temporary investments, Allocation by asset class, Actual	1.00%	1.00%
Cash and temporary investments, Allocation by asset class, Target	0.00%	0.00%
Other, Allocation by asset class, Actual		0.00%
Other, Allocation by asset class, Target		5.00%
Total, Allocation by Asset Class, Actual	100.00%	100.00%
Total, Allocation By Asset Class, Target	100.00%	100.00%
Change in fair value of Level 3 assets
Ending balance	467	351
Commingled Trust Funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	425	317
Change in fair value of Level 3 assets
Ending balance	425	317
Commingled Trust Funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Commingled Trust Funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	416	307
Change in fair value of Level 3 assets
Ending balance	416	307
Commingled Trust Funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	9	10
Change in fair value of Level 3 assets
Ending balance	9	10
Equity Funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	232	176
Change in fair value of Level 3 assets
Ending balance	232	176
Equity Funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Equity Funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	232	176
Change in fair value of Level 3 assets
Ending balance	232	176
Equity Funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Fixed Income Funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	166	117
Change in fair value of Level 3 assets
Ending balance	166	117
Fixed Income Funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Fixed Income Funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	166	117
Change in fair value of Level 3 assets
Ending balance	166	117
Fixed Income Funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Real Estate funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	27
Change in fair value of Level 3 assets
Beginning balance	24
Return on assets held at end of year	2
Ending balance	27
Real Estate funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Real Estate funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	18	14
Change in fair value of Level 3 assets
Ending balance	18	14
Real Estate funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	9	10
Change in fair value of Level 3 assets
Beginning balance	10	15
Return on assets held at end of year		(4)
Sales and settlements	(3)	(1)
Ending balance	9	10
Hedge Funds [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	24
Change in fair value of Level 3 assets
Beginning balance	19
Return on assets held at end of year	1
Ending balance	24
Hedge Funds [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Hedge Funds [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Hedge Funds [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	24	19
Change in fair value of Level 3 assets
Beginning balance	19	4
Return on assets held at end of year		1
Return on assets sold during year	(1)	(1)
Purchases and settlements	6	17
Sales and settlements	(1)	(2)
Ending balance	24	19
Private Equity [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	16
Change in fair value of Level 3 assets
Beginning balance	13
Return on assets held at end of year	1
Ending balance	16
Private Equity [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Private Equity [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Private Equity [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	16	13
Change in fair value of Level 3 assets
Beginning balance	13	13
Return on assets sold during year		(1)
Purchases and settlements	4	2
Sales and settlements	(2)	(1)
Ending balance	16	13
Cash And Temporary Investments [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	2	2
Change in fair value of Level 3 assets
Ending balance	2	2
Cash And Temporary Investments [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	2	2
Change in fair value of Level 3 assets
Ending balance	2	2
Cash And Temporary Investments [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Cash And Temporary Investments [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	0	0
Change in fair value of Level 3 assets
Ending balance	0	0
Other [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets		0
Change in fair value of Level 3 assets
Ending balance		0
Other [Member] | Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets		0
Change in fair value of Level 3 assets
Ending balance		0
Other [Member] | Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets		0
Change in fair value of Level 3 assets
Ending balance		0
Other [Member] | Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets		0
Change in fair value of Level 3 assets
Ending balance		0
Level 1 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	2	2
Change in fair value of Level 3 assets
Ending balance	2	2
Level 2 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	416	307
Change in fair value of Level 3 assets
Ending balance	416	307
Level 3 [Member]
Fair value of pension plan assets by category, as well as the actual and target allocations
Total, Plan Assets	49	42
Change in fair value of Level 3 assets
Beginning balance	42	32
Return on assets held at end of year	4	(3)
Return on assets sold during year	(1)	(2)
Purchases and settlements	10	19
Sales and settlements	(6)	(4)
Ending balance	$ 49	$ 42